Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	₩ 11,338	₩ 7,695	₩ 6,663	₩ 1,498
Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	8,740	5,737	4,946	0
Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,455	1,380	1,057	888
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	380	310	443	484
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	0	128	0
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	6	8	0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	757	132	₩ 217	₩ 126
Acquisition price
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	26,252	20,909
Acquisition price | Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	15,861	11,500
Acquisition price | Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	6,654	6,074
Acquisition price | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,793	2,038
Acquisition price | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		128
Acquisition price | Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	9	9
Acquisition price | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,935	1,160
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(14,914)	(13,214)
Accumulated depreciation | Right-of- use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(7,121)	(5,763)
Accumulated depreciation | Computer and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(5,199)	(4,694)
Accumulated depreciation | Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(1,413)	(1,728)
Accumulated depreciation | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		0
Accumulated depreciation | Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	(3)	(1)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	₩ (1,178)	₩ (1,028)